Fair Value Measurements - Fair Value Measured on Non-Recurring Basis (Details 5) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets measured at fair value on a non-recurring basis
Assets at fair value	$ 19	$ 232
Writedowns on assets resulting from restructuring	1	20
Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	11	19
Impairment Charges	3	15
Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	8	11
Impairment Charges	(2)	(2)
finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets at fair value		202
Writedowns on assets resulting from restructuring		7
Level 1
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 1 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 1 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 1 | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets at fair value		0
Level 2
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 2 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 2 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	0	0
Level 2 | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets at fair value		0
Level 3
Assets measured at fair value on a non-recurring basis
Assets at fair value	19	232
Level 3 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets at fair value	11	19
Level 3 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets at fair value	$ 8	11
Level 3 | finance receivables Loans Held for Sale [Member]
Assets measured at fair value on a non-recurring basis
Assets at fair value		$ 202